Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Total	$ 30,307	$ 2,115
Short-term bank borrowings	28,450
Long-term debt, current portion	211	263
Sub-total, current portion	28,661	263
Long-term debt, non-current portion	1,646	1,852
Total borrowings	30,307	2,115
China
Debt Instrument [Line Items]
Short-term bank borrowings	28,450
Total short-term bank borrowings	28,450
United States
Debt Instrument [Line Items]
Senior debt-borrowings under term note	1,857	2,115
Long-term debt	$ 1,857	$ 2,115